FORM 13F

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                       FORM 13F COVER PAGE

Report for the Quarter Ended:   December 31, 2003

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Oak Ridge Investments, LLC
Address:  10 South LaSalle Street, Suite 1050
          Chicago, Illinois  60603

Form 13F File No:   28-6668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Samuel Wegbreit
Title:         Managing Member
Phone:         (312) 857-1040
Signature, Place, and Date of Signing:



/s/ Samuel Wegbreit  Chicago, IL   2-10-04
-------------------  ------------  ----------
 (Signature)         (City/State)   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None



                      FORM 13F SUMMARY PAGE

                         REPORT SUMMARY

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           84

Form 13F Information Table Value Total:  $ 1,294,230
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this
report.                          NONE


                           OAK RIDGE INVESTMENTS, LLC
                                    FORM 13F
                                December 31, 2003



                                                                Investment Discretion  Voting Authority
                           Title                                ---------------------  ----------------
                             of              Value                          Other
         Security          Class   Cusip   (x 1,000)  Quantity Sole Shared Managers  Sole  Share   None
-------------------------  -----  -------- --------- --------- ---  ------ -------- ------ -----  ------
AFFILIATED COMPUTER SVCS.   com  008190100     6,391   117,129  X                    4,400         112,729
AFLAC INCORPORATED          com  001055102     4,232   117,165  X                    4,845         112,320
AIRGAS                      com  009363102    19,294   898,246  X                   14,100         884,146
ALCON                       com  H01301102     6,341   104,730  X                    4,100         100,630
ALLIANCE DATA SYS.          com  018581108    19,200   693,270  X                   14,000         679,270
ALLIANCE GAMING             com  01859P609    25,953 1,052,849  X                   17,000       1,035,849
ALTIRIS INC.                com  02148M100       281     7,700  X                    7,700               0
AMERICAN EXPRESS            com  025816109     4,261    88,474  X                    3,050          85,424
AMERICAN INTL GRP.          com  026874107     4,622    69,886  X                    2,886          67,000
AMGEN INC.                  com  031162100     3,131    50,665  X                    3,500          47,165
AMSURG                      com  03232P405    22,672   597,405  X                    8,625         588,780
APACHE CORP.                com  037411105     7,853    96,836  X                    3,706          93,130
AVOCENT CORP.               com  053893103    22,006   602,585  X                    9,015         593,570
BENCHMARK ELEC.             com  08160H101    18,722   537,820  X                    8,040         529,780
BEST BUY CO.                com  086516101     4,667    89,360  X                    3,650          85,710
CACI INTL INC.              com  127190304    23,250   477,827  X                   10,000         467,827
CAREER EDUCATION CO.        com  141665109    17,203   427,398  X                    7,000         420,398
CAREMARK RX INC.            com  141705103    27,217 1,074,765  X                   13,000       1,061,765
CHURCH & DWIGHT             com  171340102    21,350   539,137  X                    8,700         530,437
CITIGROUP                   com  172967101     7,443   153,714  X                    6,950         146,764
COGNIZANT TECH SOL          com  192446102    30,961   678,364  X                    9,800         668,564
COST PLUS INC.              com  221485105    17,944   437,667  X                    6,525         431,142
DANAHER CORP.               com  235851102     6,884    75,187  X                    2,800          72,387
DELL INC.                   com  24702R101     6,788   199,757  X                    7,600         192,157
DORAL FINACIAL              com  25811P100    53,753 1,667,524  X                    7,875       1,659,649
EAST WEST BANCORP INC.      com  27579R104    16,694   310,990  X                    4,125         306,865
EBAY INC.                   com  278642103     5,648    87,413  X                    3,255          84,158
ENGINEERED SUPPORT SYS.     com  292866100     5,173    93,955  X                    5,770          88,185
EVERGREEN RESOURCES         com  299900308    21,954   675,426  X                   10,000         665,426
FEDEX CORP.                 com  31428X106     5,618    83,225  X                    3,135          80,090
FIRST DATA CORP.            com  319963104     4,837   117,785  X                    5,100         112,685
FISHER SCIENTIFIC INTL.     com  338032204    24,551   593,449  X                    8,900         584,549
FREDS INC.                  com  356108100     3,532   113,980  X                    9,600         104,380
GENENTECH                   com  368710406     6,942    74,193  X                    2,800          71,393
GENERAL ELEC CO.            com  369604103     4,821   156,074  X                    7,300         148,774
GENZYME                     com  372917104     4,931   100,047  X                    3,700          96,347
GLOBAL PAYMENT INC.         com  37940X102    26,754   568,325  X                    8,615         559,710
HCC INS HLDGS               com  404132102    32,846 1,032,690  X                   13,000       1,019,690
HOT TOPIC INC.              com  441339108    27,851   945,705  X                   13,500         932,205
INTEGRATED CIRCUIT SYS.     com  45811K208    25,433   892,396  X                   14,000         878,396
INTERACTIVE CORP.           com  45840Q101     4,708   138,770  X                    5,800         132,970
INTL BUSINESS MACHINES      com  459200101     4,176    45,059  X                    1,905          43,154
INTL GAME TECH              com  459902102     9,742   273,184  X                   11,000         262,184
JABIL CIRCUIT INC.          com  466313103     5,585   197,662  X                    7,500         190,162
KNIGHT TRANSPORTATION       com  499064103    20,984   818,084  X                   11,300         806,784
KRONOS INC.                 com  501052104    22,571   569,840  X                    8,150         561,690
KV PHARMACEUTICAL           com  482740206    14,765   578,350  X                   13,477         564,873
LEGG MASON INC.             com  524901105    32,166   417,045  X                    6,200         410,845
LOWES COMPANIES INC.        com  548661107     4,894    88,362  X                    3,550          84,812
MEDTRONIC                   com  585055106     6,267   128,915  X                    5,000         123,915
MERRILL LYNCH               com  590188108     5,085    86,729  X                    4,600          82,129
MICROSOFT CORP.             com  594918104     7,270   265,627  X                   10,850         254,777
NET.B@NK INC.               com  640933107    16,999 1,273,367  X                   25,000       1,248,367
NEW YORK COM BANCORP        com  649445103    48,225 1,267,422  X                   10,000       1,257,422
O'REILLY AUTOMOTIVE         com  686091109    25,287   655,792  X                   10,000         645,792
OMNICARE INC.               com  681904108    36,035   892,164  X                                  892,164
PERFORMANCE FOOD GRP        com  713755106    25,530   705,834  X                    8,800         697,034
PFIZER INC.                 com  717081103     5,550   157,545  X                    6,925         150,620
POPULAR INC.                com  733174106     6,256   139,480  X                    5,800         133,680
PORTFOLIO RECOVERY ASSOC.   com  73640q105    14,348   540,411  X                   10,000         530,411
PROCTER & GAMBLE            com  742718109     9,152    91,633  X                    3,300          88,333
REMINGTON OIL & GAS         com  759594302    19,800 1,005,583  X                   14,300         991,283
ROSS STORES                 com  778296103     7,240   273,625  X                    8,800         264,825
SCANSOURCE                  com  806037107    12,684   278,030  X                    6,800         271,230
SLM CORP.                   com  78442P106     4,726   125,431  X                    5,400         120,031
SOVEREIGN BANCORP           com  845905108    24,889 1,047,962  X                                1,047,962
SPARTECH CORP.              com  847220209    15,606   633,373  X                   13,000         620,373
SRA INTL INC CL A           com  78464R105    24,216   561,445  X                    9,500         551,945
STERICYCLE INC.             com  858912108    25,348   542,783  X                    8,500         534,283
SYSCO CORP.                 com  871829107     6,228   167,356  X                    7,000         160,356
TARO PHARMACEUTICAL         com  M8737E108    40,471   627,463  X                   10,000         617,463
TECHNE CORP.                com  878377100    24,166   638,638  X                    9,000         629,638
UNITED NATURAL FOODS        com  911163103    26,930   749,941  X                   11,500         738,441
UNIVISION COMMUN.           com  914906102     6,685   168,666  X                    6,900         161,766
US BANCORP                  com  902973304     5,939   199,617  X                    8,400         191,217
UTI WORLDWIDE INC.          com  G87210103    22,488   594,770  X                    8,000         586,770
VARIAN INC.                 com  922206107    26,609   638,718  X                   10,000         628,718
VERINT SYSTEMS              com  92343x100     9,561   423,790  X                   12,500         411,290
WAL MART STORES             com  931142103     6,465   122,201  X                    4,600         117,601
WALGREEN CO.                com  931422109     6,027   165,834  X                    6,900         158,934
WASTE CONNECTIONS           com  941053100    17,861   472,470  X                    8,100         464,370
WOLVERINE WORLD WIDE INC.   com  978097103    21,149 1,037,745  X                   12,500       1,025,245
XTO ENERGY INC.             com  98385X106     6,079   214,798  X                    7,800         206,998
ZIMMER HOLDINGS             com  98956P102     7,464   106,018  X                    4,000         102,018

                                           1,294,230